UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23181

DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2017
Date of reporting period: October 31, 2017

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis Select U.S. Equity ETF | DUSA

Davis Select Financial ETF | DFNL

Davis Select Worldwide ETF | DWLD

(part of Davis Fundamental ETF Trust)

October 31, 2017

ANNUAL REPORT

DAVIS FUNDAMENTAL ETF TRUST	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Fundamental ETF Trust prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

The views in this report were as of October 31, 2017 and may not necessarily reflect the same views on the date this report is first published or any time thereafter. These views are intended to help shareholders in understanding the Funds' investment methodology and do not constitute investment advice.

Shares of the Davis Fundamental ETF Trust are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds' Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisetfs.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisetfs.com, and (iii) on the SEC's website at www.sec.gov.

Form N-Q
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Funds' website at www.davisetfs.com, and on the SEC's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS FUNDAMENTAL ETF TRUST	Management's Discussion of Fund Performance
DAVIS SELECT U.S. EQUITY ETF

Performance Overview
Davis Select U.S. Equity ETF's net asset value and market price returns1 (12.11% and 12.43%, respectively) underperformed the 14.95% return for the Standard & Poor's 500® Index (the "Index") for the period from January 11, 2017 (the inception date), through October 31, 2017 (the "period"). The sectors2 within the Index that reported the strongest performance were Information Technology (up 33%), Materials (up 17%), Utilities (up 16%), and Health Care (up 16%). Only two sectors within the Index reported negative performance for the period, Telecommunication Services (down 10%) and Energy (down 7%). The Consumer Staples sector (up 5%) reported weak, yet still positive, performance.
Detractors from Performance
The Fund's Energy sector holdings were the most significant detractor3 from performance, both on an absolute basis and when compared to the Index. The Fund's Energy holdings were down 20%, compared to down 7% for the Index. The Fund also suffered from being overweight in this weak performing sector (11%, versus 6%). Apache4 (down 34%) and Encana (down 10%) were the two top detractors for the period. Occidental Petroleum (down 3%) was also among the top detractors.
The Fund's substantial underweight position in the Information Technology sector as compared to the Index (8%, versus 23%), was a key detractor. Returns for the Fund's Information Technology sector holdings were up 26%, compared with up 33% for the Index.
While no individual security from the Materials sector was among the top detractors, the Fund's holdings underperformed those of the Index (up 13%, compared to up 17%), which was a key detractor.
Other individual securities which were among the weakest performers during the period include Liberty Global (down 10%) from the Consumer Discretionary sector, Johnson Controls (down 4%) from the Industrials sector, and U.S. Bancorp (down less than 1%) from the Financials sector. The Fund no longer owns U.S. Bancorp.
Nearly 6% of the Fund's net assets were in Cash & Equivalents, which was a detractor when compared to the Index.
Contributors to Performance
The Fund's largest sector weighting was in Financials (38%), while only 14% of the Index was comprised of Financials sector holdings. Five of the Fund's eight Financial sector securities were among the top ten contributors, including American Express (up 26%), Berkshire Hathaway (up 15% and the Fund's largest holding), Markel (up 20%), JPMorgan Chase (up 17%), and Capital One Financial (up 16%).
The Fund's holdings in the Consumer Discretionary sector were a key contributor to performance, both on an absolute basis and when compared to the Index. The Fund's Consumer Discretionary holdings were up 26%, compared to up 11% for the Index. Amazon (up 38%), the Fund's second largest holding, was the top contributor for the period.
The Fund's Industrials sector holdings outperformed the Index (up 15%, compared to up 13%). Safran (up 50%) and United Technologies (up 10%) were key contributors.
While underweighted relative to the Index (4%, versus 14%), the Fund's Health Care holdings were an additional contributor, both on an absolute basis and when compared to the Index (up 31%, versus up 16%). UnitedHealth Group (up 31%), which the Fund no longer owns, was a top contributor.
The Fund's Information Technology sector security, Alphabet (up 26%), was both a top holding and contributor during the period.
The Fund had about 12% of net assets invested in foreign securities at the end of the period. These holdings outperformed the Fund's U.S. holdings (up 16%, compared to up 13%). The Fund did not have any holdings in two of the weaker performing sectors (Telecommunication Services and Consumer Staples), which was a key contributor to performance relative to the Index.

Davis Select U.S. Equity ETF's investment objective is long-term capital growth and capital preservation. There can be no assurance that the Fund will achieve its objective. Davis Select U.S. Equity ETF's principal risks are: authorized participant concentration risk, common stock risk, cybersecurity risk, depositary receipts risk, exchange-traded fund risk, fees and expenses risk, financial services risk, focused portfolio risk, foreign country risk, foreign currency risk, headline risk, intraday indicative value risk, large-capitalization companies risk, manager risk, market trading risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Davis Select U.S. Equity ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is from January 11, 2017 (the inception date) through October 31, 2017, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the period, from January 11, 2017 (the inception date) through October 31, 2017, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]
The companies included in the Standard & Poor's 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund's concentration policy.

[3]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management's Discussion of Fund Performance
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select U.S. Equity ETF (DUSA) versus the
Standard & Poor's 500® Index for an investment made at NAV on January 11, 2017

Total Return for period ended October 31, 2017

Fund & Benchmark Index	Since Fund's Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DUSA - Net Asset Value (NAV)	12.11%	0.81%	0.60%
DUSA - Market Price	12.43%	0.81%	0.60%
S&P 500® Index	14.95%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Select U.S. Equity ETF contained in this report represents past performance and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market price returns would be lower. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratios may vary in future years. For more current performance information please call Investor Services at 1-800-279-0279.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through October 31, 2017

The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 12, 2017 (commencement of trading) through October 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	203	0	0	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	0	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Management's Discussion of Fund Performance
DAVIS SELECT FINANCIAL ETF

Performance Overview
Davis Select Financial ETF's net asset value and market price returns1 (15.50% and 15.77%, respectively) outperformed the 14.26% return of the S&P 500® Financials Index (the "Index") for the period from January 11, 2017 (the inception date), through October 31, 2017 (the "period"). The industries2 within the Financials sector that reported the strongest performance were Capital Markets (up 16%), Diversified Financial Services (up 15%), and Insurance (up 15%). All industries within the Index reported positive performance for the period. The industries that reported the weakest, yet still positive, performance were Consumer Finance (up 7%) and Banks (up 14%).

Contributors to Performance
Capital Markets companies were the most important contributor3 to the Fund's absolute performance for the period, and were helpful when compared to the Index. As compared to the Index, the Fund benefited from strong stock selection (up 17%, compared to up 16%) as well as a larger weighting in the strongest performing industry (26%, versus 20%). Individual securities which were strong performers included Moody's4 (up 51%) and S&P Global (up 45%), which were both sold during the period, and Julius Baer Group (up 31%).
Diversified Financial Services companies were the most important contributor to the Fund's performance when compared to the Index, primarily as a result of strong stock selection. Returns from the Fund's Diversified Financial Services holdings were up approximately 24%, compared to up 15% for the Index. Individual securities which helped were Visa (up 35%), which was the top performing security, and Berkshire Hathaway (up 15%), the Fund's third largest holding.
While Consumer Finance was the weakest performing industry in the Index during the period, the Fund's Consumer Finance holdings were an important contributor on an absolute basis and compared to the Index (up 15%, compared to up 7%). American Express (up 26%), the Fund's second largest holding, was a key contributor.
Additional contributors included Markel (up 20%) and Chubb (up 17%) from the Insurance industry, JPMorgan Chase (up 17%) from the Banks industry, and Alphabet (up 26%) from the Software & Services industry group.
Approximately 10% of the Fund's net assets were invested in foreign securities at the end of the period. The Fund's foreign holdings significantly outperformed its U.S. holdings (up 32%, compared to up 15%).

Detractors from Performance
Insurance companies were the most significant detractor from performance, when compared to the Index. The Fund's Insurance holdings underperformed those of the Index (up 13%, as compared to up 15%). Although the Fund's Insurance holdings, as a whole, produced positive returns, the individual securities which were weak performers for the period were American International Group (down 2%), which was the top detractor during the period, Alleghany (up 1%), which was first added to the Fund in May, and Swiss Re (up 3%), which was first added to the Fund in October.

Goldman Sachs (down less than 1%), from the Capital Markets industry, was a top detractor for the period.
While still positive, the Fund's holdings in the Banks industry were also a detractor to performance when compared to the Index. The Fund's Banks holdings underperformed those of the Index (up 13%, compared to up 14%). Wells Fargo (up 5%) and U.S. Bancorp (up 7%) were among the weakest performing holdings during the period.
At the end of the period, the Fund held approximately 2% of its net assets in Cash & Equivalents. This position was a detractor given the strong market environment this period.

Davis Select Financial ETF's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Financial ETF's principal risks are: authorized participant concentration risk, common stock risk, credit risk, cybersecurity risk, depositary receipts risk, exchange-traded fund risk, fees and expenses risk, financial services risk, focused portfolio risk, foreign country risk, foreign currency risk, headline risk, intraday indicative value risk, interest rate sensitivity risk, large-capitalization companies risk, manager risk, market trading risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Davis Select Financial ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
Davis Select Financial ETF concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is from January 11, 2017 (the inception date) through October 31, 2017, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the period, from January 11, 2017 (the inception date) through October 31, 2017, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]	The companies included in the S&P 500® Financials Index are divided into five industries. One or more sub-industries make up an industry.
[3]
A company's or industries' contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management's Discussion of Fund Performance
DAVIS SELECT FINANCIAL ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select Financial ETF (DFNL) versus the
Standard & Poor's 500® Financials Index for an investment made at NAV on January 11, 2017

Total Return for period ended October 31, 2017

Fund & Benchmark Index	Since Fund's Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DFNL - Net Asset Value (NAV)	15.50%	0.76%	0.65%
DFNL - Market Price	15.77%	0.76%	0.65%
S&P 500® Financials Index	14.26%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. The S&P 500® Financials Index comprises those companies included in the Standard & Poor's 500® Index that are classified as members of the GICS® Financials sector. Investments cannot be made directly in the Index.
The performance data for Davis Select Financial ETF contained in this report represents past performance and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market price returns would be lower. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratios may vary in future years. For more current performance information please call Investor Services at 1-800-279-0279.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through October 31, 2017

The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 12, 2017 (commencement of trading) through October 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	203	0	0	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	0	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Management's Discussion of Fund Performance
DAVIS SELECT WORLDWIDE ETF

Performance Overview
Davis Select Worldwide ETF's net asset value and market price returns1 (24.58% and 24.99%, respectively) outperformed the 17.68% return for the Morgan Stanley Capital International All Country World Index (the "Index") for the period from January 11, 2017 (the inception date), through October 31, 2017 (the "period"). The sectors2 within the Index that reported the strongest performance were Information Technology (up 36%), Materials (up 20%), and Industrials (up 20%). All sectors within the Index reported positive performance for the period. The sectors that reported the weakest, yet still positive, performance were Energy (up 2%), Telecommunication Services (up 3%), and Consumer Staples (up 12%).
Contributors to Performance
The Fund's holdings in the Consumer Discretionary sector made the most significant contribution3 to performance, both on an absolute basis and when compared to the Index. The Fund's Consumer Discretionary holdings were up about 41%, compared to up 16% for the Index sector. Six of the Fund's top ten contributors during the period were from the Consumer Discretionary sector, including Naspers4 (up 53%), TAL Education Group (up 119%), Amazon (up 38%), New Oriental Education & Technology Group (up 73%), Adient (up 39%), and JD.com (up 40%).
The Fund's Information Technology holdings were up 44%, compared to up 36% for the Index. The Fund also benefited from a higher average weighting in this strong performing sector (19%, versus 17%). Alibaba (up 91%), the top contributor for the period, and Alphabet (up 26%), the Fund's largest holding, were key contributors.
Safran (up 50%) from the Industrials sector and Noah Holdings (up 72%) from the Financials sector helped performance.
Compared with the Index, the Fund benefited as it had no holdings in two of the weaker performing sectors, Consumer Staples and Telecommunication Services.
The Fund's foreign holdings outperformed its U.S. holdings (up 35%, compared to up 19%). The Fund's largest foreign exposure geographically was in Chinese companies (28%).
Detractors from Performance
The Fund's holdings in the Energy sector were the most significant detractor from performance, both on an absolute basis and when compared to the Index. The Fund's Energy holdings were down 9%, compared to up 2% for the Index. The Fund also suffered from an overweight position (12%, versus 6%) in a weaker performing sector. Apache (down 34%) was the Fund's overall detractor for the period. Encana (down 10%) and EQT (down 8%) were among the Fund's top detractors for the period. The Fund no longer owns EQT.
While no Materials holdings were top detractors, the Fund suffered when compared to the Index as its Materials holdings underperformed those of the Index (up 18%, versus up 20%).
Additional detractors included Vipshop Holdings (down 30%) from the Consumer Discretionary sector, Valeant Pharmaceuticals (down 37%) from the Health Care sector, and CAR (down 10%) from the Industrials sector. The Fund no longer owns Valeant Pharmaceuticals.

Davis Select Worldwide ETF's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Worldwide ETF's principal risks are: authorized participant concentration risk, common stock risk, cybersecurity risk, depositary receipts risk, emerging market risk, exchange-traded fund risk, fees and expenses risk, foreign country risk, foreign currency risk, headline risk, intraday indicative value risk, large-capitalization companies risk, manager risk, market trading risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is from January 11, 2017 (the inception date) through October 31, 2017, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of period, from January 11, 2017 (the inception date) through October 31, 2017, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]
The companies included in the Morgan Stanley Capital International All Country World Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund's concentration policy.

[3]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management's Discussion of Fund Performance
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select Worldwide ETF (DWLD) versus the
Morgan Stanley Capital International All Country World Index (MSCI ACWI®)
for an investment at NAV on January 11, 2017

Total Return for period ended October 31, 2017

Fund & Benchmark Index	Since Fund's Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DWLD - Net Asset Value (NAV)	24.58%	0.86%	0.65%
DWLD - Market Price	24.99%	0.86%	0.65%
MSCI ACWI®	17.68%

The MSCI ACWI® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data for Davis Select Worldwide ETF contained in this report represents past performance and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market price returns would be lower. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratios may vary in future years. For more current performance information please call Investor Services at 1-800-279-0279.

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through October 31, 2017
The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 12, 2017 (commencement of trading) through October 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	194	6	0	1

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	2	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT U.S. EQUITY ETF	October 31, 2017

Portfolio Composition		Industry Weightings
(% of Fund's 10/31/17 Net Assets)		(% of 10/31/17 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	82.45%	Diversified Financials	27.33%	5.40%
Common Stock (Foreign)	11.75%	Capital Goods	16.71%	7.35%
Short-Term Investments	5.68%	Retailing	11.84%	5.49%
Other Assets & Liabilities	0.12%	Energy	10.42%	5.92%
	100.00%	Banks	8.89%	6.54%
		Information Technology	8.62%	24.47%
		Materials	7.78%	3.02%
		Insurance	4.91%	2.75%
		Media	1.81%	2.66%
		Automobiles & Components	1.69%	0.71%
		Health Care	–	14.07%
		Other	–	21.62%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 10/31/17 Net Assets)

Berkshire Hathaway Inc., Class B	Diversified Financial Services	9.75%
Amazon.com, Inc.	Retailing	8.92%
Alphabet Inc., Class C	Software & Services	8.12%
American Express Co.	Consumer Finance	7.08%
United Technologies Corp.	Capital Goods	6.68%
Safran S.A.	Capital Goods	4.73%
Capital One Financial Corp.	Consumer Finance	4.70%
Markel Corp.	Property & Casualty Insurance	4.63%
JPMorgan Chase & Co.	Banks	4.47%
Bank of New York Mellon Corp.	Capital Markets	4.22%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT FINANCIAL ETF	October 31, 2017

Portfolio Composition		Industry Weightings
(% of Fund's 10/31/17 Net Assets)		(% of 10/31/17 Stock Holdings)

			Fund	S&P 500® Financials
Common Stock (U.S.)	88.32%	Insurance	28.33%	18.72%
Common Stock (Foreign)	9.68%	Capital Markets	23.39%	20.23%
Short-Term Investments	2.01%	Banks	19.79%	44.54%
Other Assets & Liabilities	(0.01)%	Consumer Finance	13.32%	5.16%
	100.00%	Diversified Financial Services	11.86%	11.35%
		Software & Services	3.31%	–
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 10/31/17 Net Assets)

Capital One Financial Corp.	Consumer Finance	6.60%
American Express Co.	Consumer Finance	6.45%
Berkshire Hathaway Inc., Class B	Diversified Financial Services	6.34%
Markel Corp.	Property & Casualty Insurance	6.07%
Visa Inc., Class A	Diversified Financial Services	5.28%
Loews Corp.	Multi-line Insurance	5.00%
U.S. Bancorp	Banks	4.92%
Chubb Ltd.	Property & Casualty Insurance	4.78%
JPMorgan Chase & Co.	Banks	4.53%
Wells Fargo & Co.	Banks	4.48%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT WORLDWIDE ETF	October 31, 2017

Portfolio Composition		Industry Weightings
(% of Fund's 10/31/17 Net Assets)		(% of 10/31/17 Stock Holdings)

				MSCI
			Fund	ACWI®
Common Stock (U.S.)	51.02%	Information Technology	22.22%	18.42%
Common Stock (Foreign)	48.12%	Retailing	12.00%	3.52%
Short-Term Investments	0.91%	Energy	10.43%	6.30%
Other Assets & Liabilities	(0.05)%	Diversified Financials	8.66%	4.15%
	100.00%	Banks	7.66%	10.45%
		Capital Goods	6.71%	7.67%
		Consumer Services	5.91%	1.67%
		Media	5.48%	2.14%
		Materials	5.33%	5.40%
		Automobiles & Components	5.30%	2.62%
		Transportation	4.62%	2.18%
		Health Care	2.94%	10.82%
		Other	2.74%	24.66%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 10/31/17 Stock Holdings)		(% of Fund's 10/31/17 Net Assets)

United States	51.46%	Alphabet Inc., Class C	6.56%
China	28.01%	Naspers Ltd. - N	5.44%
Canada	5.59%	Amazon.com, Inc.	4.87%
South Africa	5.49%	Alibaba Group Holding Ltd., ADR	4.73%
Brazil	2.74%	Wells Fargo & Co.	4.62%
France	2.70%	Berkshire Hathaway Inc., Class B	4.07%
Switzerland	1.91%	Adient PLC	4.01%
United Kingdom	1.33%	Encana Corp.	3.89%
Netherlands	0.77%	JD.com Inc., Class A, ADR	3.45%
	100.00%	Hollysys Automation Technologies Ltd.	3.19%

DAVIS FUNDAMENTAL ETF TRUST	Expense Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended October 31, 2017.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(05/01/17)	(10/31/17)	(05/01/17-10/31/17)
Davis Select U.S. Equity ETF
(annualized expense ratio 0.60%**)
Actual	$1,000.00	$1,100.98	$3.18
Hypothetical	$1,000.00	$1,022.18	$3.06
Davis Select Financial ETF
(annualized expense ratio 0.65%**)
Actual	$1,000.00	$1,116.33	$3.47
Hypothetical	$1,000.00	$1,021.93	$3.31
Davis Select Worldwide ETF
(annualized expense ratio 0.65%**)
Actual	$1,000.00	$1,168.94	$3.55
Hypothetical	$1,000.00	$1,021.93	$3.31

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Fund's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	October 31, 2017

	Shares	Value (Note 1)
COMMON STOCK – (94.20%)
CONSUMER DISCRETIONARY – (14.45%)
Automobiles & Components – (1.60%)
Adient PLC	14,279	$1,204,577
Media – (1.70%)
Liberty Global PLC, Series C *	43,063	1,287,153
Retailing – (11.15%)
Amazon.com, Inc. *	6,101	6,743,313
CarMax, Inc. *	22,457	1,686,521
		8,429,834
	Total Consumer Discretionary	10,921,564
ENERGY – (9.81%)
Apache Corp.	75,282	3,114,416
Encana Corp. (Canada)	212,378	2,484,823
Occidental Petroleum Corp.	28,190	1,820,228
	Total Energy	7,419,467
FINANCIALS – (38.75%)
Banks – (8.37%)
JPMorgan Chase & Co.	33,548	3,375,264
Wells Fargo & Co.	52,645	2,955,490
		6,330,754
Diversified Financials – (25.75%)
Capital Markets – (4.22%)
Bank of New York Mellon Corp.	61,954	3,187,533
Consumer Finance – (11.78%)
American Express Co.	56,000	5,349,120
Capital One Financial Corp.	38,539	3,552,525
		8,901,645
Diversified Financial Services – (9.75%)
Berkshire Hathaway Inc., Class B *	39,443	7,373,475
		19,462,653
Insurance – (4.63%)
Property & Casualty Insurance – (4.63%)
Markel Corp. *	3,226	3,497,952
	Total Financials	29,291,359
INDUSTRIALS – (15.74%)
Capital Goods – (15.74%)
Ferguson PLC (United Kingdom)	4,639	324,392
Johnson Controls International PLC	71,218	2,947,713
Safran S.A. (France)	33,920	3,573,042
United Technologies Corp.	42,192	5,052,914
	Total Industrials	11,898,061
INFORMATION TECHNOLOGY – (8.12%)
Software & Services – (8.12%)
Alphabet Inc., Class C *	6,034	6,134,406
	Total Information Technology	6,134,406

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	October 31, 2017

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (7.33%)
	LafargeHolcim Ltd. (Switzerland)	44,403	$2,503,384
	Monsanto Co.	25,070	3,035,977
		Total Materials	5,539,361
	TOTAL COMMON STOCK – (Identified cost $65,482,999)		71,204,218
SHORT-TERM INVESTMENTS – (5.68%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 11/01/17, dated 10/31/17, repurchase value of $755,023 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 02/15/18-11/01/47, total market value $770,100)	$755,000	755,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.05%, 11/01/17, dated 10/31/17, repurchase value of $522,015 (collateralized by: U.S. Government agency mortgage and STRIP in a pooled cash account, 0.00%, 03/28/18-11/01/25, total market value $532,440)	522,000	522,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.06%, 11/01/17, dated 10/31/17, repurchase value of $2,113,062 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.00%, 10/01/37-09/01/47, total market value $2,155,260)	2,113,000	2,113,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.07%, 11/01/17, dated 10/31/17, repurchase value of $905,027 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.59%-4.50%, 10/01/24-10/01/47, total market value $923,100)	905,000	905,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,295,000)		4,295,000
	Total Investments – (99.88%) – (Identified cost $69,777,999)		75,499,218
	Other Assets Less Liabilities – (0.12%)		92,784
	Net Assets – (100.00%)		$75,592,002

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	October 31, 2017

	Shares/Units	Value (Note 1)
COMMON STOCK – (98.00%)
FINANCIALS – (94.75%)
Banks – (19.39%)
DBS Group Holdings Ltd. (Singapore)	130,432	$2,179,767
JPMorgan Chase & Co.	42,328	4,258,620
PNC Financial Services Group, Inc.	21,638	2,959,862
U.S. Bancorp	85,033	4,624,095
Wells Fargo & Co.	75,006	4,210,837
		18,233,181
Diversified Financials – (47.60%)
Capital Markets – (22.93%)
Bank of New York Mellon Corp.	76,444	3,933,044
Brookfield Asset Management Inc., Class A (Canada)	56,236	2,358,538
Charles Schwab Corp.	67,370	3,020,871
Goldman Sachs Group, Inc.	15,072	3,654,658
Julius Baer Group Ltd. (Switzerland)	45,214	2,673,910
KKR & Co. L.P.	134,866	2,704,063
State Street Corp.	34,925	3,213,100
		21,558,184
Consumer Finance – (13.05%)
American Express Co.	63,478	6,063,419
Capital One Financial Corp.	67,364	6,209,613
		12,273,032
Diversified Financial Services – (11.62%)
Berkshire Hathaway Inc., Class B *	31,876	5,958,899
Visa Inc., Class A	45,195	4,970,546
		10,929,445
		44,760,661
Insurance – (27.76%)
Insurance Brokers – (1.54%)
Marsh & McLennan Cos, Inc.	17,944	1,452,208
Multi-line Insurance – (6.86%)
American International Group, Inc.	27,066	1,748,734
Loews Corp.	94,954	4,701,173
		6,449,907
Property & Casualty Insurance – (10.85%)
Chubb Ltd.	29,817	4,497,000
Markel Corp. *	5,263	5,706,671
		10,203,671
Reinsurance – (8.51%)
Alleghany Corp. *	4,434	2,510,620
Everest Re Group, Ltd.	15,165	3,600,929
Swiss Re AG (Switzerland)	20,100	1,890,828
		8,002,377
		26,108,163
	Total Financials	89,102,005

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	October 31, 2017

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (3.25%)
Software & Services – (3.25%)
	Alphabet Inc., Class C *	3,001	$3,050,937
		Total Information Technology	3,050,937
	TOTAL COMMON STOCK – (Identified cost $84,892,662)		92,152,942
SHORT-TERM INVESTMENTS – (2.01%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 11/01/17, dated 10/31/17, repurchase value of $332,010 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 02/15/18-11/01/47, total market value $338,640)	$332,000	332,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.05%, 11/01/17, dated 10/31/17, repurchase value of $230,007 (collateralized by: U.S. Government agency mortgage and STRIP in a pooled cash account, 0.00%, 03/28/18-11/01/25, total market value $234,600)	230,000	230,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.06%, 11/01/17, dated 10/31/17, repurchase value of $931,027 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.00%, 10/01/37-10/20/47, total market value $949,620)	931,000	931,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.07%, 11/01/17, dated 10/31/17, repurchase value of $399,012 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.59%-4.50%, 10/01/24-10/01/47, total market value $406,980)	399,000	399,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,892,000)		1,892,000
	Total Investments – (100.01%) – (Identified cost $86,784,662)		94,044,942
	Liabilities Less Other Assets – (0.01%)		(7,390)
	Net Assets – (100.00%)		$94,037,552

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	October 31, 2017

	Shares/Units	Value (Note 1)
COMMON STOCK – (99.14%)
CONSUMER DISCRETIONARY – (28.45%)
Automobiles & Components – (5.25%)
Adient PLC	47,186	$3,980,611
Delphi Automotive PLC	12,330	1,225,355
		5,205,966
Consumer Services – (5.86%)
New Oriental Education & Technology Group, Inc., ADR (China)	34,980	2,911,735
TAL Education Group, Class A, ADR (China)	57,418	1,578,995
Tarena International, Inc., Class A, ADR (China)	90,255	1,322,236
		5,812,966
Media – (5.44%)
Naspers Ltd. - N (South Africa)	22,130	5,392,121
Retailing – (11.90%)
Amazon.com, Inc. *	4,365	4,824,548
CarMax, Inc. *	30,111	2,261,336
JD.com Inc., Class A, ADR (China)*	91,085	3,417,509
Vipshop Holdings Ltd., Class A, ADR (China)*	164,069	1,296,145
		11,799,538
	Total Consumer Discretionary	28,210,591
ENERGY – (10.34%)
Apache Corp.	74,416	3,078,590
Cabot Oil & Gas Corp.	60,656	1,680,171
Encana Corp. (Canada)	329,921	3,860,076
Paramount Resources Ltd., Class A (Canada)*	95,511	1,634,666
	Total Energy	10,253,503
FINANCIALS – (18.89%)
Banks – (7.59%)
JPMorgan Chase & Co.	29,324	2,950,288
Wells Fargo & Co.	81,535	4,577,375
		7,527,663
Diversified Financials – (8.59%)
Capital Markets – (2.10%)
Noah Holdings Ltd., ADS (China)*	53,016	2,079,287
Consumer Finance – (2.42%)
Capital One Financial Corp.	25,999	2,396,588
Diversified Financial Services – (4.07%)
Berkshire Hathaway Inc., Class B *	21,586	4,035,287
		8,511,162
Insurance – (2.71%)
Multi-line Insurance – (2.71%)
Sul America S.A. (Brazil)	490,637	2,689,182
	Total Financials	18,728,007
HEALTH CARE – (2.91%)
Health Care Equipment & Services – (2.91%)
Aetna Inc.	10,086	1,714,923
Diplomat Pharmacy, Inc. *	55,710	1,172,695
	Total Health Care	2,887,618

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	October 31, 2017

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (11.24%)
Capital Goods – (6.65%)
Ferguson PLC (United Kingdom)	18,696	$1,307,357
Safran S.A. (France)	25,183	2,652,710
United Technologies Corp.	22,051	2,640,828
		6,600,895
Commercial & Professional Services – (0.01%)
Novus Holdings Ltd. (South Africa)	7,657	3,791
Transportation – (4.58%)
CAR Inc. (China)*	948,000	844,541
FedEx Corp.	6,398	1,444,732
ZTO Express (Cayman) Inc., Class A, ADR (China)*	140,685	2,249,553
		4,538,826
	Total Industrials	11,143,512
INFORMATION TECHNOLOGY – (22.03%)
Software & Services – (18.84%)
Alibaba Group Holding Ltd., ADR (China)*	25,369	4,690,474
Alphabet Inc., Class C *	6,401	6,507,513
ANGI Homeservices Inc., Class A *	133,099	1,663,738
Baidu, Inc., Class A, ADR (China)*	4,426	1,079,678
Facebook Inc., Class A *	10,195	1,835,712
Fang Holdings Ltd., Class A, ADR (China)*	640,280	2,906,871
		18,683,986
Technology Hardware & Equipment – (3.19%)
Hollysys Automation Technologies Ltd. (China)	140,772	3,160,331
	Total Information Technology	21,844,317
MATERIALS – (5.28%)
Akzo Nobel N.V. (Netherlands)	8,393	760,032
Axalta Coating Systems Ltd. *	78,281	2,602,843
LafargeHolcim Ltd. (Switzerland)	33,267	1,875,551
	Total Materials	5,238,426
TOTAL COMMON STOCK – (Identified cost $87,598,266)		98,305,974
SHORT-TERM INVESTMENTS – (0.91%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 11/01/17, dated 10/31/17, repurchase value of $158,005 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 02/15/18-11/01/47, total market value $161,160)	$158,000	158,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.05%, 11/01/17, dated 10/31/17, repurchase value of $110,003 (collateralized by: U.S. Government agency mortgage and STRIP in a pooled cash account, 0.00%, 03/28/18-11/01/25, total market value $112,200)	110,000	110,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 1.06%, 11/01/17, dated 10/31/17, repurchase value of $443,013 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-5.00%, 12/01/18-09/01/47, total market value $451,860)	443,000	443,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	October 31, 2017

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.07%, 11/01/17, dated 10/31/17, repurchase value of $190,006 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 4.50%, 10/01/47, total market value $193,800)	$190,000	$190,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $901,000)	901,000
		Total Investments – (100.05%) – (Identified cost $88,499,266)	99,206,974
		Liabilities Less Other Assets – (0.05%)	(50,805)
		Net Assets – (100.00%)	$99,156,169

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Assets and Liabilities
At October 31, 2017

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$75,499,218	$94,044,942	$99,206,974
Cash	281	836	874
Receivables:
Capital stock sold	1,127,952	–	1,255,146
Dividends and interest	57,579	65,851	69,017
Investment securities sold	27,988	–	–
Prepaid expenses	766	694	707
Due from Adviser	7,500	2,000	12,600
Total assets	76,721,284	94,114,323	100,545,318
LIABILITIES:
Payables:
Investment securities purchased	1,064,788	–	1,300,179
Accrued audit fees	7,932	7,931	7,931
Accrued accounting, custodian, and transfer agent fees	5,970	6,522	20,000
Accrued investment advisory fee	35,024	43,973	42,121
Accrued registration and filing fees	8,620	10,382	10,980
Other accrued expenses	6,948	7,963	7,938
Total liabilities	1,129,282	76,771	1,389,149
NET ASSETS	$75,592,002	$94,037,552	$99,156,169
SHARES OUTSTANDING	3,350,000	4,050,000	3,950,000
NET ASSET VALUE, per share (Net assets ÷ Shares outstanding)	$22.56	$23.22	$25.10
NET ASSETS CONSIST OF:
Paid-in capital	69,299,145	85,632,942	88,190,260
Undistributed net investment income	247,646	328,260	61,393
Accumulated net realized gains from investments	323,869	816,070	196,216
Net unrealized appreciation on investments and foreign currency transactions	5,721,342	7,260,280	10,708,300
Net Assets	$75,592,002	$94,037,552	$99,156,169

*Including:
Cost of investments	$69,777,999	$86,784,662	$88,499,266

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Operations
For the period January 11, 2017* to October 31, 2017

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF
INVESTMENT INCOME:
Income:
Dividends**	$439,414	$625,271	$302,060
Interest	5,115	2,236	900
Total income	444,529	627,507	302,960
Expenses:
Investment advisory fees (Note 3)	181,195	237,538	198,649
Accounting, custodian, and transfer agent fees	27,057	29,166	48,851
Audit fees	10,575	10,575	10,575
Legal fees	13,300	13,550	13,600
Reports to shareholders	1,740	2,438	1,900
Trustees' fees and expenses	11,546	13,130	11,711
Registration and filing fees	8,705	10,500	11,076
Miscellaneous	13,270	12,862	12,953
Total expenses	267,388	329,759	309,315
Reimbursement/waiver of expenses by Adviser (Note 3)	(70,966)	(50,704)	(76,322)
Net expenses	196,422	279,055	232,993
Net investment income	248,107	348,452	69,967
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	323,869	794,960	196,216
Foreign currency transactions	(461)	918	(8,574)
Net realized gain	323,408	795,878	187,642
Net increase in unrealized appreciation	5,721,342	7,260,280	10,708,300
Net realized and unrealized gain on investments and foreign currency transactions	6,044,750	8,056,158	10,895,942
Net increase in net assets resulting from operations	$6,292,857	$8,404,610	$10,965,909

*Commencement of investment operations is the date the initial creation units were established.

**Net of foreign taxes withheld as follows	$3,708	$2,494	$4,958

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the period January 11, 2017* to October 31, 2017

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF
OPERATIONS:
Net investment income	$248,107	$348,452	$69,967
Net realized gain from investments and foreign currency transactions	323,408	795,878	187,642
Net increase in unrealized appreciation on investments and foreign currency transactions	5,721,342	7,260,280	10,708,300
Net increase in net assets resulting from operations	6,292,857	8,404,610	10,965,909
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	69,300,400	85,635,283	88,194,053
Cost of shares redeemed	(35,255)	(36,341)	(37,793)
Net increase in net assets resulting from capital share transactions	69,265,145	85,598,942	88,156,260
Total increase in net assets	75,558,002	94,003,552	99,122,169
NET ASSETS:
Beginning of period	34,000	34,000	34,000
End of period**	$75,592,002	$94,037,552	$99,156,169
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,700	1,700	1,700
Shares sold	3,350,000	4,050,000	3,950,000
Shares redeemed***	(1,700)	(1,700)	(1,700)
Shares outstanding, end of period	3,350,000	4,050,000	3,950,000

*Commencement of investment operations is the date the initial creation units were established.

**Including undistributed net investment income of	$247,646	$328,260	$61,393

***Redemption of 1,700 shares of each Fund represents the Trust seed investment.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements
October 31, 2017

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Fundamental ETF Trust (the "Trust") was organized on March 18, 2016 as a Delaware business trust and is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company. The Trust follows the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust consists of three series of funds, Davis Select U.S. Equity ETF, Davis Select Financial ETF, and Davis Select Worldwide ETF (individually referred to as a "Fund" or collectively as the "Funds"). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Davis Select U.S. Equity ETF and Davis Select Financial ETF are non-diversified and Davis Select Worldwide ETF is diversified, each an investment management company under the 1940 Act. Each Fund is an actively managed exchange-traded fund ("ETF"). Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Funds' investment adviser, uses the Davis Investment Discipline to invest each Fund's portfolio.

Davis Select U.S. Equity ETF seeks to achieve long-term capital growth and capital preservation. It invests primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase).

Davis Select Financial ETF seeks to achieve long-term growth of capital. It invests at least 80% of the Fund's net assets in securities issued by companies principally engaged in the financial services sector.

Davis Select Worldwide ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets.

Because of the risk inherent in any investment program, the Funds cannot ensure that the investment objective of any of its series will be achieved. The Funds account separately for the assets, liabilities, and operations of each Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
October 31, 2017

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of October 31, 2017 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$10,921,564	$–	$28,210,591
Energy	7,419,467	–	10,253,503
Financials	29,291,359	89,102,005	18,728,007
Health Care	–	–	2,887,618
Industrials	11,898,061	–	11,143,512
Information Technology	6,134,406	3,050,937	21,844,317
Materials	5,539,361	–	5,238,426
Total Level 1	71,204,218	92,152,942	98,305,974

Level 2 – Other Significant Observable Inputs:
Short-term securities	4,295,000	1,892,000	901,000
Total Level 2	4,295,000	1,892,000	901,000

Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$75,499,218	$94,044,942	$99,206,974

There were no transfers of investments between levels of the fair value hierarchy during the period ended October 31, 2017.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
October 31, 2017

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds' tax positions taken on federal and state income tax returns as of October 31, 2017 and concluded that no provision for income tax is required in the Funds' financial statements related to these tax positions.

At October 31, 2017, the unrealized appreciation (depreciation) and aggregate cost of securities for federal income tax purposes were as follows:

	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF
Unrealized appreciation	$6,521,384	$7,337,554	$11,833,814
Unrealized depreciation	(800,165)	(56,818)	(1,126,608)
Net unrealized appreciation	$5,721,219	$7,280,736	$10,707,206

Aggregate cost	$69,777,999	$86,764,206	$88,499,768

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, in-kind transactions, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Funds' net assets have not been affected by these reclassifications. During the period ended October 31, 2017, amounts have been reclassified to reflect increases (decreases) as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF
Undistributed net investment income (loss)	$(461)	$(20,192)	$(8,574)

Accumulated net realized gains (losses) from investments	461	20,192	8,574

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
October 31, 2017

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - (Continued)

During the period ended October 31, 2017, the Funds did not pay any dividends or capital gain distributions.

As of October 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF
Undistributed net investment income	$571,515	$1,123,874	$258,111
Net unrealized appreciation on investments	5,721,342	7,280,736	10,707,798
Total	$6,292,857	$8,404,610	$10,965,909

Indemnification - Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term securities) during the period ended October 31, 2017 were as follows:

	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF
Cost of purchases	$2,472,310	$8,593,270	$10,552,130
Proceeds from sales	4,595,715	7,200,429	6,478,335

The cost of in-kind purchases and proceeds from in-kind redemptions during the period ended October 31, 2017 were as follows:

	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF
Cost of in-kind purchases	$67,282,535	$82,689,821	$83,321,401
Proceeds from in-kind redemptions	–	–	–

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including the Interested Trustee/Chairman) hold positions as executive officers with the Adviser or its affiliates.

As of October 31, 2017, a related shareholder's investment in Davis Select U.S. Equity ETF, Davis Select Financial ETF, and Davis Select Worldwide ETF represents 66%, 45%, and 42% of outstanding shares, respectively. Investment activities of this shareholder could have a material impact on the Funds.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
October 31, 2017

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets. The Adviser has contractually agreed to waive fees and/or reimburse the Funds' expenses to the extent necessary to cap total annual fund operating expenses (Davis Select U.S. Equity ETF, 0.60% [effective March 1, 2018, 0.65%]; Davis Select Financial ETF, 0.65%; Davis Select Worldwide ETF, 0.65%), until March 1, 2019. After that date, there is no assurance that the Adviser will continue to cap expenses. The expense cap cannot be terminated prior to that date without the consent of the Board of Trustees. During the period ended October 31, 2017, such reimbursements for Davis Select U.S. Equity ETF, Davis Select Financial ETF, and Davis Select Worldwide ETF amounted to $70,966, $50,704, and $76,322, respectively, and are not subject to future recoupment.

Accounting, Custodian, and Transfer Agent Fees - State Street Bank and Trust Company serves as the Funds' primary accounting provider, custodian, and transfer agent.

Distributor - Foreside Fund Services, LLC ("Foreside") serves as the Funds' distributor. The Funds pay no fees directly to Foreside.

NOTE 4 - CAPITAL STOCK

As of October 31, 2017, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund are listed on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer. The price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

The Funds will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof ("Creation Units") to broker-dealers that have entered into a participation agreement with Foreside ("Authorized Participants"). The Funds generally will issue or redeem Creations Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day ("Creation Basket"). Authorized participants purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

In early 2018, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during calendar year 2017. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2017 with their 2017 Form 1099-DIV. Certain dividends paid by the Funds may be designated as qualified dividend income for U.S. federal income tax purposes. Complete information will be reported in conjunction with your 2017 Form 1099-DIV.

The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.

During the period ended October 31, 2017, the Funds did not pay any dividends or capital gain distributions.

DAVIS FUNDAMENTAL ETF TRUST

The following financial information represents selected data for each share of capital stock outstanding throughout the period:

		Income from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income[a]	Net Realized and Unrealized Gains	Total from Investment Operations
Davis Select U.S. Equity ETF:
Period from January 11, 2017[f] to October 31, 2017	$20.13	$0.13	$2.30	$2.43
Davis Select Financial ETF:
Period from January 11, 2017[f] to October 31, 2017	$20.10	$0.14	$2.98	$3.12
Davis Select Worldwide ETF:
Period from January 11, 2017[f] to October 31, 2017	$20.15	$0.04	$4.91	$4.95

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and sale at the market price calculated on the last business day of the fiscal period. Market price is determined by trading that occurs on the NASDAQ, and may be greater or less than net asset value, depending on the 4:00 P.M. EST midpoint of the bid-ask prices for a share of the Fund. Total returns are not annualized for periods of less than one year.

[c]	Annualized.

Financial Highlights

Dividends and Distributions								Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return Net Asset Value[b]	Market Price, End of Period	Total Return Market Price[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio[c]	Net Expense Ratio[c,d]	Net Investment Income (Loss) Ratio[c]	Portfolio Turnover[e]

$–	$–	$–	$22.56	12.11%	$22.63	12.43%	$75,592	0.81%	0.60%	0.75%	6%

$–	$–	$–	$23.22	15.50%	$23.28	15.77%	$94,038	0.76%	0.65%	0.81%	13%

$–	$–	$–	$25.10	24.58%	$25.19	24.99%	$99,156	0.86%	0.65%	0.19%	14%

[d]	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

[e]
The lesser of purchases or sales of portfolio securities for a period, divided by the average of the market value of portfolio securities owned during the period. Securities received or delivered from in-kind creations or redemptions are excluded from the calculation.

[f]	Commencement of investment operations is the date the initial creation units were established.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees
Davis Fundamental ETF Trust:

We have audited the accompanying statements of assets and liabilities of Davis Select U.S. Equity ETF, Davis Select Financial ETF, and Davis Select Worldwide ETF (each a series of Davis Fundamental ETF Trust) including the schedules of investments, as of October 31, 2017, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from January 11, 2017 (commencement of operations) to October 31, 2017. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Select U.S. Equity ETF, Davis Select Financial ETF, and Davis Select Worldwide ETF as of October 31, 2017, the results of their operations, the changes in their net assets, and the financial highlights for the period from January 11, 2017 (commencement of operations) to October 31, 2017, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
December 19, 2017

DAVIS FUNDAMENTAL ETF TRUST	Trustees and Officers

For the purpose of their service as Trustees to the Davis Fundamental ETF Trust, the business address for each of the Trustees is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756.Each Trustee serves until retirement, resignation, death, or removal.

Name (birthdate)	Position(s) Held With Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Trustees

Ralph J. Egizi (03/31/48)	Trustee	Trustee since 2016	President, EGZ International, LLC (investment and financial consulting company); Director, Benefits Finance and Investments (Chief Investment Officer) of Eastman Chemical Company (manufacture of chemicals, fibers, and plastics), from 1999 to 2013.	3	none

Thomas D. Tays (03/07/57)	Trustee	Trustee since 2016	Retired. Chief Legal Officer, Davis Selected Advisers, L.P. from 1997 to 2013.	3	none

Interested Trustee*

Kenneth C. Eich (08/14/53)	Trustee/ Chairman	Trustee/ Chairman since 2016	Executive Vice President and Principal Executive Officer of the Davis Fundamental ETF Trust (consisting of three portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.	3	none
* Kenneth C. Eich owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an "interested person" of the Funds as defined in the Investment Company Act of 1940.

Officers

Christopher C. Davis (born 07/13/65, Davis Fundamental ETF Trust officer since 2016). President or Vice President of the Davis Fundamental ETF Trust (consisting of three portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Director Davis Funds, Selected Funds and Clipper Fund; Chairman, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.
Kenneth C. Eich (born 08/14/53, Davis Fundamental ETF Trust officer since 2016). See description in the section on Interested Trustee.
Douglas A. Haines (born 03/04/71, Davis Fundamental ETF Trust officer since 2016). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Fundamental ETF Trust (consisting of three portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Sharra L. Haynes (born 09/25/66, Davis Fundamental ETF Trust officer since 2016). Vice President and Chief Compliance Officer of the Davis Fundamental ETF Trust (consisting of three portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.
Ryan M. Charles (born 07/25/78, Davis Fundamental ETF Trust officer since 2016). Vice President and Secretary of the Davis Fundamental ETF Trust (consisting of three portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS FUNDAMENTAL ETF TRUST

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Accounting Agent, Custodian, and Transfer Agent
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Fundamental ETF Trust, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds' Statement of Additional Information contains additional information about the Funds' Trustees and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds' website at www.davisetfs.com. Fact Sheets are available on the Funds' website at www.davisetfs.com.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Thomas D. Tays qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP ("KPMG") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year end October 31, 2017 was $31,725.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the funds financial statements, but not reported as Audit Fees for fiscal year end October 31, 2017 was $0.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice and tax planning for the fiscal year end October 31, 2017 was $14,445.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)	All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year end October 31, 2017 was $0.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures.

The funds Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The funds Audit Committee has adopted a policy whereby audit and non-audit services performed by the funds independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)
The funds independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal year ended October 31, 2017.  The funds have not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Applicable.  The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant's principal executive officer, principal financial officer and principal accounting officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 12.  EXHIBITS

(a)(1)	The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3)	Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 19, 2017

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: December 19, 2017